Note 1 - Organization and Description of the Business (Details Textual) - USD ($)	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2021
Business Acquisition, Transaction Costs			$ 9,200,000		$ 11,000
Cash, Cash Equivalents, and Short-Term Investments		$ 12,700,000	16,800,000
Retained Earnings (Accumulated Deficit)		$ (182,846,000)	(176,793,000)		$ (144,724,000)
Convertible and Non-convertible Unsecured Promissory Notes [Member]
Repayments of Debt	$ 900,000
P I P E Investment [Member]
Sale of Stock, Consideration Received on Transaction	19,000,000.0
Proceeds from Sale, Maturity and Collection of Investments	$ 14,500,000
Business Acquisition, Transaction Costs			$ 9,200,000
Sale of Stock, Number of Shares Issued in Transaction (in shares)	1,452,000
Sale of Stock, Price Per Share (in dollars per share)	$ 10.00
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Number of Days Commences for Share Purchase After the Closing and Terminating on The Five-year Anniversary (Day)	30 days
P I P E Investment [Member] | Cash [Member]
Asset, Held-in-Trust	$ 4,500,000
Business Combination Agreement [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				$ 205,000,000.0